Commitments and Contingencies - Rental Expense (Table) (Details) (USD $)	Dec. 31, 2013
Rental Expense for the year ending
December 31, 2014	$ 51,256
December 31, 2015	51,256
December 31, 2016	51,256
December 31, 2017	38,442
Total	$ 192,210